Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Impairment
Number of operating segment	1
Increase through financing cash flow	$ 400
January 1, 2019 [Member]
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 2,700
Leasehold Improvements [Member]
Disclosure of initial application of standards or interpretations [line items]
Assets depreciation method	straight-line method over the shorter of the term of the lease